RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Leases
Neo Street Partners LLC, a company partially owned by an executive and board member of the Company, entered into a five-year lease with a subsidiary of the Company. The lease, which commenced in October 2018, provides for an initial annual base rent payment of $213 thousand, increasing to $243 thousand for years two to five. The lease was renewed for one year starting in October 2024. Rent expense for the years ended December 31, 2024 and 2023 were $373 thousand and $439 thousand, respectively.
3645 Long Beach LLC, a company partially owned by an executive and board member of the Company, entered into a five-year lease with a subsidiary of the Company. The lease, which commenced in December 2019, provides for an initial annual base rent payment of $64 thousand, increasing to $69 thousand for year two and increasing five percent per annum thereafter. Rent expense for the years ended December 31, 2024 and 2023 were $80 thousand and $77 thousand, respectively.
Isla Vista GHG LLC, a company partially owned by executives and board members of the Company, entered into a ten-year lease with a subsidiary of the Company. The lease, which commenced on the first calendar day after the Company publicly announced the opening of a retail cannabis location at the leased property (the “Commencement Date”), provides for an initial monthly rent of $5 thousand starting April 19, 2022 until the Commencement Date. Effective on the Commencement Date, the initial annual base rent payment is $144 thousand and increasing three percent per annum thereafter. Rent expense for the years ended December 31, 2024 and 2023 were $269 thousand in each period.
In August 2022, the Kazan Trust dated December 10, 2004, a trust of which the trustee is an executive and board member of the Company, acquired partial ownership of a real estate entity that entered into a ten-year lease with a subsidiary of the Company. The lease, which commenced in July 2022, provides for an initial annual base rent payment of $36 thousand, increasing three percent per annum thereafter. Rent expense for the years ended December 31, 2024 and 2023 were $36 thousand in each period.
Consulting Agreement
Beach Front Property Management Inc., a company that is majority-owned by an executive and certain board members of the Company, entered into a consulting agreement with the Company dated September 28, 2020. The monthly consulting fee is $11 thousand for mergers and acquisitions advisory and assistance and real estate acquisition and financing services. The agreement may be terminated by either party for any/or no reason without penalty upon seven days written notice. Consulting fees for the years ended December 31, 2024 and 2023 were $140 thousand and $134 thousand, respectively.